Income Taxes Narrative (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Excess tax benefits from employee stock plan exercises	$ 53.9
Tax effect of excess benefits from employee stock plan exercises, which will increase our common stock when it reduces our cash taxes payable, and which is not recognized in our deferred tax assets	20.4
Undistributed foreign earnings for which we do not provide US deferred taxes because the foreign investments are considered permanent in duration	42.1	21.3
Amount of unrecognized tax benefits that may reasonably possibly decrease within 12 months	$ 10.5